Private Placement Liability and Private Placement Derivative - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions		12 Months Ended
	May 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Private Placement Liability and Private Placement Derivative [Line Items]
Private Placement Liability	$ 1,398,000
Private Placement Derivative	$ 3,005,000
Conversion event description		one-for-one basis
Increase in shares due to conversion of preference share to ordinary shares	1.8
Private Placement derivative loss		$ 0	$ (364,214)	$ (2,007,089)
Private placement derivatives gain (loss) prior to conversion			$ 364,200	$ 2,007,100